UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:                       Mercer Global Investments, Inc.
Address:                    200 Clarendon Street
                            Boston, MA 02116


13F File Number:            028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:                            Martin J. Wolin
Title:                           Chief Compliance Officer
Phone:                           617 450 6559
Signature:                       Place:                        Date of Signing:
/s/ Martin J. Wolin              Boston, MA                    August 14, 2007

Report Type (Check only one.):
                                 [ ]       13F HOLDINGS REPORT.
                                 [X]       13F NOTICE.
                                 [ ]       13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

Name                                         13F File Number
Aberdeen Asset Management Inc.               28-11020
AllianceBernstein LP                         28-2321
AQR Capital Management LLC                   28-10120
BlackRock Advisors LLC                       28-04295
Grantham, Mayo, Van Otterloo & Co. LLC       28-11599
Enhanced Investment Technologies LLC         28-4211
Lazard Asset Management LLC                  28-10469
Lord Abbett & Co. LLC                        28-413
MacKay Shields LLC                           28-00046
Mazama Capital Management Inc.               28-05179
Numeric Investors LLC                        28-11946
NWQ Investment Management Co. LLC            28-01474
Pacific Investment Management Co. LLC        28-10952
Pzena Investment Management LLC              28-03791
Sands Capital Management, LLC                28-05734
Wells Capital Management Inc.                28-04413
Western Asset Management Company             28-10245
Westfield Capital Management Co. Inc.        28-10220
Winslow Capital                              28-03676